Leases Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Receivables [Abstract]
Leases Receivable
2.   Leases Receivable

As of June 30, 2012, the Company had $3,156,599 in leases receivables, compared to $3,692,424 at December 31, 2011.  During the six months ended June 30, 2012 and 2011 the Company received payments of $475,614 and $324,250 respectively.    These leases have terms of 60 months and an average interest rate of 9.5%.  During the six months ended June 30, 2012, the Company recorded a loss of $60,211 related to the early termination of lease receivable contracts and is included in direct costs in the consolidated statement of comprehensive income (loss).  This loss is net of the return of equipment to inventory.

Future minimum receipts on lease receivables are as follows:

Twelve Months	Minimum
Ended June 30,	Receipts
2013	$974,976
2014	960,821
2015	705,892
2016	419,288
2017	95,622
$3,156,599

4. Lease Receivables

As of December 31, 2011, the Company had $3,692,424 in lease receivables, compared to $2,369,049 at December 31, 2010. During the year ended December 31, 2011 the Company added $2,046,356 in lease receivables and received payments of $722,982, compared to $1,763,799 added and $186,586 in payments received during the same period in 2010.

Future minimum receipts on lease receivables are as follows:
Total
Less than 1 Year	$994,728
1 to 3 Years	2,437,601
3 to 5 Years	260,095

$3,692,424

During the year ended December 31, 2011, the Company entered into lease receivables for an aggregate amount of $2,046,356. The terms range from 24 to 60 months, the interest rates range between 9% and 12% increasing monthly lease payments by $35,009 to $82,894.